Financial risk management objectives and policies - Capital management 1 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial risk management objectives and policies [abstract]
Interest bearing loans	$ 41,660	$ 65,778
Cash (including restricted cash)	(2,966)	(373)
Net debt	38,694	65,405
Equity	43,968	20,760	$ 30,535	$ 63,319
Adjustment for the market value of vessels (charter-free)	(31,970)	(46,292)
Adjusted book capitalization	11,998	(25,532)
Adjusted book capitalization plus net debt	$ 50,692	$ 39,873
Net debt to adjusted book capitalisation plus net debt ratio	76.00%	164.00%